May 1, 2019

American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, IN 46206-0368

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   AUL American Unit Trust
            American United Life Insurance Company
            File No. 033-31375

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Unit Trust was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing. Please call me at (317) 285-1880 with any questions or comments.

Cordially,


/s/ Sean P. McGoff
---------------------------------------------
Sean P. McGoff
Chief Compliance Officer of Separate Accounts
American United Life Insurance Company